2019 REGISTERED DIRECT OFFERING - Derivative liabilities using Black Scholes Model (Details)		12 Months Ended
	May 14, 2019 $ / shares	Sep. 30, 2019 $ / shares	Sep. 30, 2018 $ / shares
Closing price per share of common stock		$ 0.001	$ 0.001
Derivative Financial Instruments, Liabilities [Member] | Registered Direct Offering 2019 [Member]
Closing price per share of common stock	$ 0.283	$ 0.24
Derivative Financial Instruments, Liabilities [Member] | Registered Direct Offering 2019 [Member] | Measurement Input, Exercise Price [Member]
Derivative Liability, Measurement Input	0.40	0.40
Derivative Financial Instruments, Liabilities [Member] | Registered Direct Offering 2019 [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	93.44	92.11
Derivative Financial Instruments, Liabilities [Member] | Registered Direct Offering 2019 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	2.20	1.55
Derivative Financial Instruments, Liabilities [Member] | Registered Direct Offering 2019 [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Liability, Measurement Input	0.00	0.00
Derivative Financial Instruments, Liabilities [Member] | Registered Direct Offering 2019 [Member] | Measurement Input, Expected Term [Member]
Remaining expected term of underlying securities (years)	5 years	4 years 7 months 10 days